Meridian Fund, Inc.

100 Fillmore Street

Suite 325

Denver, CO 80206

September 3, 2015

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Meridian Fund, Inc., File Nos. 002-90949 and 811-04014

Filed Pursuant to 1933 Act, Rule 497(c)

Ladies and Gentlemen:

On behalf of the Meridian Fund, Inc., a registered investment company (the “Corporation”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing the interactive data files required for Items 2-4 of Form N-1A with respect to the supplement filed on August 26, 2015 (Accession No. 0001193125-15-303221) to Amendment No. 46 to the Corporation’s Registration Statement on Form N-1A, dated October 31, 2014, for the funds identified in Exhibit A below, each a series of the Corporation.

If you have any questions, please contact me at (303) 398-2929.

Very truly yours,

/s /Derek Mullins
Derek Mullins Chief Financial Officer

Exhibit A

Funds

Meridian Equity Income Fund

Meridian Growth Fund

Meridian Contrarian Fund

Meridian Small Cap Growth Fund